Subsequent Events (Details) - USD ($) $ / shares in Units, $ in Millions					2 Months Ended
	Mar. 03, 2017	Jan. 19, 2017	Oct. 18, 2016	Aug. 25, 2016	Mar. 10, 2017	Dec. 31, 2016	Aug. 19, 2016	Dec. 31, 2015
Subsequent Event
Special Stock Dividend Declared
Distributions from JEH					$ 17.5
Volume weighted average price per share, period	5 days
Series A preferred stock
Preferred Stock Dividend Declared
Dividend rate (as a percent)			8.00%	8.00%
Liquidation preference (in dollars per share)							$ 50.00
Series A preferred stock | Subsequent Event
Preferred Stock Dividend Declared
Dividend rate (as a percent)		8.00%
Liquidation preference (in dollars per share)		$ 50.00
Dividend declared (in dollars per share)		$ 1.00
Class A common stock
Special Stock Dividend Declared
Common stock, par value (in dollars per share)						$ 0.001		$ 0.001
Class A common stock | Subsequent Event
Special Stock Dividend Declared
Special stock dividend declared per share (in shares)	0.087423
Common stock, par value (in dollars per share)	$ 0.001
Share price (in dollars per share)	3.50
JEH | Subsequent Event
Special Stock Dividend Declared
Share price (in dollars per share)	$ 3.50